CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 293,830	$ 42,206	¥ 65,350	¥ 93,240
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	23,577	3,387	2,270	1,680
Inventory write-down	15,661	2,250	1,059	81
Share-based compensation	43,168	6,201	116,611	5,821
Allowance for doubtful accounts	2,006	288	0
Loss from disposal of property and equipment	29	4	0
Deferred income tax benefits	(7,042)	(1,012)	(2,186)	(801)
Investment loss (income)	(4,654)	(669)	364
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	(206,477)	(29,659)	(107,370)	(4,348)
Accounts receivable from a related party	(446,963)	(64,202)	(11,436)	(204,527)
Inventories	(201,701)	(28,973)	(182,342)	(26,577)
Prepaid expenses and other current assets	(25,659)	(3,686)	(23,607)	(8,745)
Other receivables from related parties	88,376	12,694	(87,384)	(25,771)
Amounts due to related parties	19,343	2,778	4,005	1,179
Interest received relating to the investment income recognized in previous year	361	52	0
Accounts and notes payable	494,678	71,056	256,838	218,614
Advances from customers	16,838	2,419	59,297	19,312
Income tax payables	23,323	3,350	(1,413)	11,612
Accrued expenses and other liabilities	122,550	17,603	132,213	43,136
Lease liabilities	(5,760)	(827)	0
Net cash provided by operating activities	245,484	35,260	222,269	123,906
Cash flows from investing activities
Cash received from loan repayment from a related party		0	31,441
Purchase of equipment	(56,131)	(8,063)	(13,505)	(1,234)
Purchase of lease hold improvement	(7,874)	(1,131)	(216)
Purchase of intangible assets	(4,595)	(660)	(184)
Purchase of short-term investments	(812,086)	(116,649)	(238,714)
Maturity of short-term investments	670,190	96,267	69,357
Placement of short-term deposits	270,457	38,849	0
Maturities of short-term deposits	211,967	30,447	0
Proceeds from disposal of property and equipment	30	4	0
Net cash used in investing activities	(268,956)	(38,634)	(151,821)	(1,234)
Cash flows from financing activities
Dividend Paid	(46,602)	(6,694)	0
Proceeds from exercise of vested share options	1,109	159	0
Receipt of borrowing	95,868	13,771	0
Repayment of debt to a related party		0	(31,900)
Cash received from shareholders		0	2,705	2,671
Net proceeds from issuance of ordinary shares upon IPO		0	636,170
Cash paid in relation to issuance of ordinary shares upon IPO	(2,637)	(379)	0
Capital injection in subsidiaries from non-controlling shareholders	3,000	431	3,000
Purchase of non-controlling interests	(2,196)	(315)	0
Cash paid to a related party		0	(5,000)
Net cash provided by financing activities	48,542	6,973	604,975	2,671
Effect of exchange rate changes on cash and cash equivalents	8,087	1,162	14,473	(2,321)
Net increase in cash and cash equivalents and restricted cash	33,157	4,761	689,896	123,022
Cash and cash equivalents and restricted cash at the beginning of the year	969,848	139,312	279,952	156,930
Cash and cash equivalents and restricted cash at the end of the year	1,003,005	144,073	969,848	279,952
Cash and cash equivalents at the end of the year	972,438	139,682	940,298	279,952
Restricted cash at the end of the year	30,567	4,391	29,550
Supplemental disclosures of cash flow information:
Cash paid for income tax	(28,909)	(4,012)	(27,660)	(3,907)
Cash paid for interest expense	(995)	(143)	(768)	(1,785)
Acquisition of equipment in form of other payable	¥ 5,997	$ 862	¥ 430	¥ 54